STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (USD $)								6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jun. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Jun. 30, 2013 Stock Options Year Granted 2007	Dec. 31, 2012 Stock Options Year Granted 2007	Dec. 31, 2012 Stock Options Year Granted 2007	Jun. 30, 2013 Stock Options Year Granted 2008		Dec. 31, 2012 Stock Options Year Granted 2008		Jun. 30, 2013 Stock Options Year Granted 2008	Dec. 31, 2012 Stock Options Year Granted 2008	Jun. 30, 2013 Stock Options Year Granted 2010	Dec. 31, 2012 Stock Options Year Granted 2010	Dec. 31, 2012 Stock Options Year Granted 2010	Jun. 30, 2013 Stock Options Year Granted 2011	Dec. 31, 2012 Stock Options Year Granted 2011	Dec. 31, 2012 Stock Options Year Granted 2011	Jun. 30, 2013 Stock Options Year Granted 2012	Dec. 31, 2012 Stock Options Year Granted 2012	Jun. 30, 2013 Stock Options Year Granted 2012	Dec. 31, 2012 Stock Options Year Granted 2012	Jun. 30, 2013 Stock Options Year Granted 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,291,000	344,000	2,291,000	2,299,000	2,311,000	344,000	528,000	160,000	16,000	6,000	150,000	[1]	150,000	[2]	6,000	6,000	2,000	2,000	2,000	4,000	2,000	2,000	1,965,000	1,965,000	2,000	2,000	2,000
Number Exerciseable	2,261,000		2,261,000	2,269,000	1,293,500	284,000		160,000	160,000	6,000	120,000	[1]	150,000	[2]	6,000	6,000	2,000	2,000	2,000	4,000	2,000	2,000	1,965,000	1,965,000	2,000	2,000	2,000
Stock Options Outstanding, Exercise Price	$ 1.73		$ 1.73	$ 1.79	$ 1.75	$ 2.01	$ 1.96	$ 1.25	$ 1.25	$ 4.50	$ 2.60	[1]	$ 2.60	[2]	$ 2.60	$ 2.60	$ 0.51	$ 0.51	$ 0.51	$ 0.85	$ 0.85	$ 0.85	$ 1.70	$ 1.70	$ 1.70	$ 1.70	$ 1.38
Expiration Date								Mar. 31, 2017	Mar. 31, 2017	Apr. 08, 2013	Sep. 23, 2018	[1]	Sep. 23, 2018	[2]	Sep. 23, 2013	Sep. 23, 2013	Jun. 30, 2015	Apr. 08, 2013	Jun. 30, 2015	May 16, 2016	Apr. 08, 2013	May 16, 2016	Dec. 31, 2013	Dec. 31, 2013	Apr. 12, 2017	Apr. 12, 2017	Jan. 14, 2018

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.
[2]	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.